Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2019 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 6.26%
Ally Auto Receivables Trust
2016-3, 1.720%, 04/15/2021	$419,598	$419,539
American Credit Acceptance Receivables Trust
2018-4, 3.380%, 12/13/2021 (a)	485,863	486,658
2019-2, 2.850%, 07/12/2022 (a)	2,872,160	2,879,436
2019-3, 2.440%, 12/12/2022 (a)	2,513,080	2,517,010
Americredit Automobile Receivables Trust
2019-2, 2.430%, 09/19/2022	21,500,000	21,548,207
Carmax Auto Owner Trust
2019-2, 2.690%, 07/15/2022	5,250,000	5,277,558
2019-1, 3.020%, 07/15/2022	5,963,409	5,993,133
CPS Auto Receivables Trust
2019-C, 2.550%, 09/15/2022 (a)	4,018,951	4,027,418
Drive Auto Receivables Trust
2018-2, 3.220%, 04/15/2022	306,565	306,718
2019-4, 2.320%, 06/15/2022	5,000,000	5,007,148
2019-3, 2.145% (1 Month LIBOR USD + 0.380%), 09/15/2022 (b)	6,859,848	6,863,638
Exeter Automobile Receivables Trust
2016-1A, 5.520%, 10/15/2021 (a)	584,475	587,058
2019-3A, 2.590%, 09/15/2022 (a)	7,380,381	7,396,622
2019-4A, 2.180%, 01/17/2023 (a)	6,598,537	6,607,148
2018-1A, 3.030%, 01/17/2023 (a)	1,506,000	1,513,292
Fifth Third Auto Trust
2019-1, 2.660%, 05/16/2022	5,092,124	5,113,322
First Investors Auto Owner Trust
2019-2A, 2.210%, 09/16/2024 (a)	3,637,658	3,638,861
Flagship Credit Auto Trust
2017-1, 2.830%, 03/15/2023 (a)	603,680	604,264
Ford Credit Auto Owner Trust
2019-A, 2.780%, 02/15/2022	11,320,428	11,364,092
2016-C, 1.930%, 04/15/2023	2,700,000	2,696,890
GLS Auto Receivables Issuer Trust
2019-3A, 2.580%, 07/17/2023 (a)	8,747,325	8,763,424
2019-4A, 2.470%, 11/15/2023 (a)	9,200,000	9,215,009
GM Financial Consumer Automobile Receivables Trust
2019-2, 2.660%, 06/16/2022	11,560,219	11,607,776
Hyundai Auto Receivables Trust
2016-A, 1.730%, 05/16/2022	495,940	495,743
Santander Drive Auto Receivables Trust
2019-3, 2.280%, 02/15/2022	8,000,000	8,010,316
2018-4, 3.010%, 03/15/2022	934,559	935,222
2019-2, 2.630%, 07/15/2022	8,395,561	8,419,391
2017-2, 2.790%, 08/15/2022	1,106,695	1,109,008
2016-3, 4.290%, 02/15/2024	10,000,000	10,143,768
SoFi Consumer Loan Program Trust
2019-3, 2.900%, 05/25/2028 (a)	3,062,638	3,082,163
SoFi Professional Loan Program LLC
2014-B, 2.550%, 08/27/2029 (a)	397,391	397,391
Toyota Auto Receivables Owner Trust
2016-A, 1.470%, 09/15/2021	485,227	484,926
Westlake Automobile Receivables Trust
2019-3A, 2.150%, 02/15/2023 (a)	10,000,000	10,011,872

World Omni Auto Receivables Trust
2019-B, 2.630%, 06/15/2022	8,000,000	8,030,966
2017-A, 1.930%, 09/15/2022	10,293,003	10,290,153
World Omni Automobile Lease Securitization Trust
2019-A, 2.890%, 11/15/2021	3,397,563	3,415,925
World Omni Select Auto Trust
2019-A, 2.060%, 08/15/2023	10,000,000	10,012,277
TOTAL ASSET BACKED SECURITIES (Cost $198,824,495)		199,273,342

COLLATERALIZED LOAN OBLIGATIONS - 5.94%
AMMC CLO 22 Ltd.
2018-22A, 3.390% (3 Month LIBOR USD + 1.450%), 04/25/2031 (a)(b)(c)	6,750,000	6,575,620
Apidos CLO XV
2013-15A, 3.816% (3 Month LIBOR USD + 1.850%), 04/20/2031 (a)(b)(c)	5,000,000	4,844,915
Apidos CLO XX
2015-20A, 3.551% (3 Month LIBOR USD + 1.550%), 07/16/2031 (a)(b)(c)	10,000,000	9,819,870
Apidos CLO XXIX
2018-29, 3.840% (3 Month LIBOR USD + 1.900%), 07/25/2030 (a)(b)(c)	7,600,000	7,358,320
2018-29, 4.690% (3 Month LIBOR USD + 2.750%), 07/25/2030 (a)(b)(c)	6,250,000	5,906,250
Apidos CLO XXX
2018-30, 4.003% (3 Month LIBOR USD + 2.000%), 10/18/2031 (a)(b)(c)	2,000,000	1,947,810
Ares XLVI CLO Ltd.
2017-46A, 3.570%, 01/15/2030 (a)(c)	3,600,000	3,601,296
Ares XLVIII CLO Ltd.
2018-48, 3.266% (3 Month LIBOR USD + 1.300%), 07/20/2030 (a)(b)(c)	7,000,000	6,828,850
Ares XXVII CLO Ltd.
2013-2A, 4.336% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)(b)(c)	1,750,000	1,744,953
Ares XXXIR CLO Ltd.
2014-31RA, 3.210% (3 Month LIBOR USD + 1.300%), 05/24/2030 (a)(b)(c)	5,000,000	4,898,115
Bean Creek CLO Ltd.
2015-1A, 2.986% (3 Month LIBOR USD + 1.020%), 04/20/2031 (a)(b)(c)	5,500,000	5,443,240
2015-1A, 3.416% (3 Month LIBOR USD + 1.450%), 04/20/2031 (a)(b)(c)	3,200,000	3,116,950
BlueMountain CLO Ltd.
2015-1A, 5.751% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)(b)(c)	2,000,000	2,000,354
2018-1A, 3.636% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)(c)	6,451,308	6,372,389
2014-2A, 3.716% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)(c)	5,000,000	4,937,305
2013-2A, 3.553% (3 Month LIBOR USD + 1.600%), 10/22/2030 (a)(b)(c)	2,750,000	2,708,373
2018-2A, 3.610% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)(c)	5,000,000	4,948,205
Chenango Park CLO Ltd.
2018-1A, 3.551% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)(c)	7,000,000	6,877,948
2018-1A, 3.851% (3 Month LIBOR USD + 1.850%), 04/15/2030 (a)(b)(c)	5,500,000	5,314,722
CIFC Funding Ltd.
2017-3, 3.766% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	2,100,000	2,093,110
2013-3RA, 2.916% (3 Month LIBOR USD + 0.980%), 04/24/2031 (a)(b)(c)	2,000,000	1,982,718
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 4.430%, 04/20/2030 (a)(c)	2,500,000	2,506,675
Goldentree Loan Opportunities X Ltd.
2015-10A, 3.416% (3 Month LIBOR USD + 1.450%), 07/20/2031 (a)(b)(c)	3,250,000	3,214,559
Goldentree Loan Opportunities XII Ltd.
2016-12A, 4.375%, 07/21/2030 (a)(c)	3,750,000	3,766,635
Grippen Park CLO Ltd.
2017-1A, 3.616% (3 Month LIBOR USD + 1.650%), 01/20/2030 (a)(b)(c)	3,000,000	2,984,448
LCM 26 Ltd.
26A, 3.036% (3 Month LIBOR USD + 1.070%), 01/20/2031 (a)(b)(c)	11,163,000	11,101,961
26A, 3.366% (3 Month LIBOR USD + 1.400%), 01/20/2031 (a)(b)(c)	4,500,000	4,386,420
LCM Loan Income Fund I Income Note Issuer Ltd.
27A, 3.951% (3 Month LIBOR USD + 1.950%), 07/16/2031 (a)(b)(c)	2,700,000	2,606,556

LCM XIV LP
14A, 3.546% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)(c)	10,000,000	9,862,490
14A, 3.816% (3 Month LIBOR USD + 1.850%), 07/20/2031 (a)(b)(c)	6,000,000	5,691,792
LCM XV LP
15A, 5.666% (3 Month LIBOR USD + 3.700%), 07/20/2030 (a)(b)(c)	3,000,000	2,840,193
LCM XVI LP
16A, 3.751% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)(c)	4,000,000	3,977,764
16A, 4.151% (3 Month LIBOR USD + 2.150%), 10/15/2031 (a)(b)(c)	5,100,000	4,995,766
LCM XXIV Ltd.
24A, 4.216% (3 Month LIBOR USD + 2.250%), 03/20/2030 (a)(b)(c)	2,750,000	2,742,119
Long Point Park CLO Ltd.
2017-1A, 3.377% (3 Month LIBOR USD + 1.375%), 01/17/2030 (a)(b)(c)	11,750,000	11,476,119
2017-1A, 4.402% (3 Month LIBOR USD + 2.400%), 01/17/2030 (a)(b)(c)	4,000,000	3,652,780
Magnetite VIII Ltd.
8A, 4.901% (3 Month LIBOR USD + 2.900%), 04/15/2031 (a)(b)(c)	2,400,000	2,328,223
Neuberger Berman CLO XIV Ltd.
2013-14A, 3.720%, 01/28/2030 (a)(c)	500,000	500,239
Octagon Investment Partners 26 Ltd.
2016-1A, 3.801% (3 Month LIBOR USD + 1.800%), 07/15/2030 (a)(b)(c)	6,220,000	5,962,710
OZLM XXIV Ltd.
2019-24A, 3.206% (3 Month LIBOR USD + 1.050%), 07/20/2032 (a)(b)(c)	4,000,000	4,000,000
Webster Park CLO Ltd.
2015-1A, 3.766% (3 Month LIBOR USD + 1.800%), 07/20/2030 (a)(b)(c)	1,300,000	1,240,408
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $189,218,837)		189,159,170

CORPORATE BONDS - 7.24%
Administrative and Support Services - 0.03%
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	1,027,910
Beverage and Tobacco Product Manufacturing - 0.04%
PepsiCo, Inc.
7.000%, 03/01/2029	1,001,000	1,366,376
Broadcasting (except Internet) - 0.37%
Walt Disney Co.
6.200%, 12/15/2034	8,170,000	11,591,205
Chemical Manufacturing - 0.25%
Bristol-Myers Squibb Co.
6.125%, 05/01/2038	1,000,000	1,358,802
Pharmacia LLC
6.600%, 12/01/2028	2,991,000	3,980,876
Wyeth LLC
5.950%, 04/01/2037	1,808,000	2,514,343
Computer and Electronic Product Manufacturing - 0.32%
Cisco Systems, Inc.
5.500%, 01/15/2040	7,517,000	10,298,184
Couriers and Messengers - 0.12%
United Parcel Service of America, Inc.
8.375%, 04/01/2030 (f)	2,731,000	3,878,659
Credit Intermediation and Related Activities - 2.34%
Allegiance Bancshares, Inc.
4.700% to 10/01/2024 then 3 Month LIBOR USD + 3.130%, 10/01/2029 (b)	2,500,000	2,547,938
Bank of New York Mellon Corp.
3.442% to 02/07/2027 then 3 Month LIBOR USD + 1.069%, 02/07/2028 (b)	7,000,000	7,469,789
Bank of Nova Scotia
2.700%, 08/03/2026 (c)	5,000,000	5,081,825
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (b)(c)	3,000,000	3,055,211
Cadence BanCorp.
4.750% to 06/30/2024 then 3 Month LIBOR USD + 3.030%, 06/30/2029 (b)	3,000,000	3,063,194

First Commonwealth Bank
4.875% to 06/21/2023 then 3 Month LIBOR USD + 1.845%, 06/01/2028 (b)	1,000,000	1,020,865
Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	1,016,718
Heritage Commerce Corp.
5.250% to 06/01/2022 then 3 Month LIBOR USD + 3.365%, 06/01/2027 (b)	3,935,000	4,008,643
JP Morgan Chase & Co.
4.452% to 12/05/2028 then 3 Month LIBOR USD + 1.330%, 12/05/2029 (b)	5,000,000	5,668,729
MB Financial Bank, NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (b)	3,000,000	3,062,969
Midland States Bancorp, Inc.
5.000% to 09/30/2024 then SOFR + 3.610%, 09/30/2029 (a)	3,500,000	3,550,920
Pacific Premier Bancorp, Inc.
4.875% to 05/15/2024 then 3 Month LIBOR USD + 2.500%, 05/15/2029 (b)	4,000,000	4,080,581
Pinnacle Financial Partners, Inc.
4.125% to 09/15/2024 then 3 Month LIBOR USD + 2.775%, 09/15/2029 (b)	6,000,000	6,059,558
Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (b)	2,500,000	2,571,022
Revere Bank
5.625% to 09/30/2021 then 3 Month LIBOR USD + 4.409%, 09/30/2026 (b)	3,700,000	3,840,016
Sandy Spring Bancorp, Inc.
4.250% to 11/15/2024 then 3 Month LIBOR USD + 2.620%, 11/15/2029 (b)	4,000,000	4,021,660
Signature Bank
4.125% to 11/01/2024 then 3 Month LIBOR USD + 2.559%, 11/01/2029 (b)	5,000,000	5,075,674
Sterling Bancorp.
3.500%, 06/08/2020	2,250,000	2,255,971
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (b)	4,000,000	4,044,996
Triumph Bancorp, Inc.
4.875% to 11/27/2024 then 3 Month LIBOR USD + 3.330%, 11/27/2029 (b)	3,000,000	2,999,363
Educational Services - 0.47%
Liberty University, Inc.
3.338%, 03/01/2034	15,000,000	14,993,893
Hospitals - 1.18%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,099,423
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	669,749
CHRISTUS Health
4.341%, 07/01/2028	7,000,000	7,799,522
CommonSpirit Health
3.347%, 10/01/2029	2,000,000	2,012,078
3.817%, 10/01/2049	2,000,000	1,995,129
Memorial Health Services
3.496%, 05/01/2022	575,000	586,392
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	5,000,000	4,944,854
SSM Health Care Corp.
3.823%, 06/01/2027	6,225,000	6,664,389
Sutter Health
3.695%, 08/15/2028	11,000,000	11,870,428
Insurance Carriers and Related Activities - 0.16%
Jackson National Life Global Funding
3.050%, 06/21/2029 (a)	5,000,000	5,206,652
Management of Companies and Enterprises - 0.21%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (b)	3,500,000	3,524,898
First National of Nebraska, Inc.
4.375% to 04/01/2023 then 3 Month LIBOR USD + 1.600%, 04/01/2028 (a)(b)	3,000,000	3,028,401

Merchant Wholesalers, Durable Goods - 0.16%
Honeywell International, Inc.
5.700%, 03/15/2036	1,635,000	2,218,763
5.700%, 03/15/2037	2,075,000	2,845,235
Nursing and Residential Care Facilities - 0.21%
HumanGood California Obligated Group
3.000%, 10/01/2028	6,500,000	6,544,514
Publishing Industries (except Internet) - 0.10%
Oracle Corp.
3.850%, 07/15/2036	2,825,000	3,124,316
Real Estate - 0.45%
Arbor Realty Trust, Inc.
4.750%, 10/15/2024 (a)	4,000,000	3,987,483
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,000,000	5,167,859
4.152%, 11/01/2028	5,000,000	5,278,620
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.11%
Penn State Health
3.806%, 11/01/2049	3,500,000	3,620,711
Rental and Leasing Services - 0.27%
ERAC USA Finance LLC
7.000%, 10/15/2037 (a)	5,963,000	8,434,389
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.23%
Charles Schwab Corp.
3.250%, 05/22/2029	7,000,000	7,377,702
Utilities - 0.22%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (a)	6,000,000	7,110,657
TOTAL CORPORATE BONDS (Cost $224,003,156)		230,618,054

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 22.81%
ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 1.868% (1 Month LIBOR USD + 0.160%), 08/25/2036 (b)	846,043	846,232
Adjustable Rate Mortgage Trust
2005-3, 4.327%, 07/25/2035 (d)	717,546	694,366
2006-2, 4.612%, 05/25/2036 (d)	1,593,116	1,560,977
Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020	182,545	182,336
2006-J3, 5.750%, 05/25/2026	611,823	545,690
2004-27CB, 6.000%, 12/25/2034	370,812	370,111
2004-28CB, 6.000%, 01/25/2035	613,972	638,041
2005-6CB, 5.750%, 04/25/2035	3,357,296	3,394,385
2005-6CB, 7.500%, 04/25/2035	393,676	404,310
2005-9CB, 2.208% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	3,929,483	3,619,723
2005-21CB, 5.250%, 06/25/2035	4,738,242	4,669,074
2005-21CB, 5.500%, 06/25/2035	695,242	692,465
2005-21CB, 6.000%, 06/25/2035	2,859,432	2,916,858
2005-20CB, 5.500%, 07/25/2035	2,101,757	2,030,263
2005-43, 4.494%, 09/25/2035 (d)	403,441	384,231
2005-63, 3.549%, 11/25/2035 (d)	1,505,059	1,448,371
2005-54CB, 5.500%, 11/25/2035	955,661	798,157
2005-J13, 5.500%, 11/25/2035	588,767	534,186
2005-65CB, 0.000%, 12/25/2035 (e)	1,256,828	800,386
2005-65CB, 5.500%, 01/25/2036	185,130	170,063
2005-75CB, 5.500%, 01/25/2036	2,376,881	2,199,647
2005-73CB, 5.750%, 01/25/2036	531,079	424,158
2005-86CB, 5.500%, 02/25/2036	1,496,303	1,295,795
2005-86CB, 5.500%, 02/25/2036	209,813	181,691
2006-6CB, 5.500%, 05/25/2036	174,129	172,515

2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (b)	782,927	618,800
2006-16CB, 6.000%, 06/25/2036	529,364	447,401
2006-19CB, 2.108% (1 Month LIBOR USD + 0.400%), 08/25/2036 (b)	1,013,853	658,501
2006-24CB, 5.750%, 08/25/2036	377,254	310,355
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	1,524,028	1,336,320
2006-19CB, 6.000%, 08/25/2036	212,163	186,041
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (b)	3,865,749	3,388,392
2006-26CB, 6.250%, 09/25/2036	6,942,917	5,456,803
2006-32CB, 5.500%, 11/25/2036	249,367	205,144
2006-31CB, 6.000%, 11/25/2036	147,595	124,225
2006-32CB, 6.000%, 11/25/2036	3,800,676	3,270,676
2006-32CB, 6.000%, 11/25/2036	1,264,244	1,087,947
2006-32CB, 6.000%, 11/25/2036	3,856,883	3,319,045
2006-39CB, 6.000%, 01/25/2037	4,186,904	4,177,805
2006-41CB, 6.000%, 01/25/2037	762,261	630,963
2006-43CB, 6.000%, 02/25/2037	4,569,597	3,791,918
2007-4CB, 5.750%, 04/25/2037	2,158,903	2,135,644
2007-8CB, 6.000%, 05/25/2037	1,032,703	886,385
2008-2R, 6.000%, 08/25/2037 (d)	9,129,910	7,265,457
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (f)	2,880,136	995,268
Banc of America Alternative Loan Trust
2005-5, 5.500%, 06/25/2035	238,607	238,493
2005-5, 6.000%, 06/25/2035	1,013,042	1,019,055
2005-11, 5.750%, 12/25/2035	1,229,163	1,151,786
2005-11, 5.750%, 12/25/2035	227,727	213,391
2005-12, 5.750%, 01/25/2036	516,325	495,383
2006-1, 6.500%, 02/25/2036	2,978,340	2,980,787
2006-3, 6.000%, 04/25/2036	4,611,959	4,623,036
2006-3, 6.000%, 04/25/2036	186,156	187,479
2006-9, 2.108% (1 Month LIBOR USD + 0.400%), 01/25/2037 (b)	1,586,409	1,289,525
2006-9, 6.000%, 01/25/2037	345,610	343,490
2006-4, 6.500%, 05/25/2046	1,640,793	1,721,754
2006-5, 6.000%, 06/25/2046	509,842	507,002
2006-6, 6.000%, 07/25/2046	1,545,424	1,504,703
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	355,823	373,668
2004-1, 6.000%, 02/25/2034	1,166,692	1,283,226
2004-1, 6.000%, 03/25/2034	6,678,810	7,414,389
2004-B, 3.680%, 11/20/2034 (d)	2,033,855	2,062,068
2007-4, 5.500%, 11/25/2034	857,590	862,917
2005-3, 5.500%, 06/25/2035	181,163	193,749
2014-R3, 4.232%, 06/26/2035 (a)(d)	1,615,478	1,607,355
2014-R3, 4.771%, 06/26/2035 (a)(d)	3,424,684	3,438,341
2005-4, 5.500%, 08/25/2035	67,728	71,903
2005-5, 5.500%, 09/25/2035	477,264	505,246
2005-5, 5.500%, 09/25/2035	3,860,080	4,222,675
2005-7, 5.500%, 11/25/2035	7,067,541	7,184,247
2005-7, 5.750%, 11/25/2035	46,683	48,961
2005-7, 6.000%, 11/25/2035	232,211	240,048
2005-8, 5.750%, 01/25/2036	6,795,002	6,750,639
2006-B, 4.359%, 03/20/2036 (d)	1,287,127	1,219,934
2006-5, 5.750%, 09/25/2036	754,283	772,453
2006-7, 6.000%, 09/25/2036	1,153,399	1,146,319
2006-1, 4.218%, 12/20/2036 (d)	6,849,196	7,140,507
2006-1, 4.218%, 12/20/2036 (d)	1,191,386	1,219,436
2006-1, 4.357%, 12/20/2036 (d)	1,309,415	1,337,784
2007-1, 6.189%, 01/25/2037 (f)	1,214,562	1,210,738

2007-2, 1.768% (1 Month LIBOR USD + 0.060%), 03/25/2037 (b)	766,129	622,499
2007-3, 2.138% (1 Month LIBOR USD + 0.430%), 04/25/2037 (b)	1,563,320	1,360,496
2007-6, 1.988% (1 Month LIBOR USD + 0.280%), 07/25/2037 (b)	7,938,245	7,626,215
2007-5, 5.500%, 07/25/2037	2,462,692	2,377,892
2006-J, 4.470%, 01/20/2047 (d)	259,173	253,131
Banc of America Mortgage Trust
2005-A, 4.458%, 02/25/2035 (d)	3,310,356	3,364,324
2005-F, 4.301%, 07/25/2035 (d)	2,132,659	2,108,232
2007-1, 6.000%, 03/25/2037	3,412,233	3,390,101
2006-B, 3.842%, 10/20/2046 (d)	1,156,899	1,106,520
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (g)	412,834	360,703
Bear Stearns ALT-A Trust
2006-6, 3.955%, 11/25/2036 (d)	644,247	587,009
Bear Stearns ARM Trust
2004-12, 3.623%, 02/25/2035 (d)	154,392	150,754
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 2.708% (1 Month LIBOR USD + 1.000%), 08/25/2035 (b)	780,577	641,333
2006-AC4, 1.958% (1 Month LIBOR USD + 0.250%), 07/25/2036 (b)	5,926,330	5,042,684
2006-AC4, 26.182% (1 Month LIBOR USD + 33.583%), 07/25/2036 (b)(g)	1,367,959	2,348,865
Chase Funding Trust
2004-1, 2.458% (1 Month LIBOR USD + 0.750%), 09/25/2033 (b)	1,186,880	1,179,587
Chase Mortgage Finance Trust
2005-S3, 5.500%, 11/25/2035	10,483,538	10,175,593
2005-A1, 3.890%, 12/25/2035 (d)	1,487,103	1,493,226
2005-A1, 3.890%, 12/25/2035 (d)	1,564,366	1,570,807
2006-S3, 6.000%, 11/25/2036	8,713,375	6,578,671
2006-S4, 6.000%, 12/25/2036	1,078,695	803,582
2006-S4, 6.000%, 12/25/2036	1,027,395	765,365
2007-S1, 6.000%, 02/25/2037	5,513,950	3,821,360
2007-S3, 5.750%, 05/25/2037	922,375	681,397
2007-S3, 6.000%, 05/25/2037	2,089,338	1,592,365
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	601,025	570,107
2006-2, 4.603%, 09/25/2036 (d)	4,229,627	4,219,952
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	38,747	35,373
2003-42, 3.871%, 10/25/2033 (d)	1,945,884	1,977,056
2003-44, 5.000%, 10/25/2033	568,000	573,342
2004-4, 5.500%, 05/25/2034	874,631	895,725
2004-21, 4.000%, 11/25/2034	1,490,803	1,516,418
2004-24, 5.500%, 12/25/2034	2,175,071	2,212,360
2004-J9, 5.500%, 01/25/2035	843,647	893,059
2004-HYB5, 4.145%, 04/20/2035 (d)	1,146,508	1,162,877
2005-HYB2, 4.392%, 05/20/2035 (d)	1,529,101	1,569,110
2005-J3, 5.500%, 09/25/2035	173,734	172,623
2005-27, 5.500%, 12/25/2035	388,984	302,530
2005-31, 3.992%, 01/25/2036 (d)	2,394,306	2,254,008
2005-30, 5.500%, 01/25/2036	123,948	113,288
2005-HY10, 3.740%, 02/20/2036 (d)	119,213	104,398
2005-HY10, 4.290%, 02/20/2036 (d)	387,764	366,307
2006-6, 6.000%, 04/25/2036	976,898	789,758
2006-J4, 6.250%, 09/25/2036	158,402	115,078
2006-16, 6.500%, 11/25/2036	840,761	572,883
2006-18, 6.000%, 12/25/2036	203,572	173,444
2006-21, 6.000%, 02/25/2037	1,032,535	891,877
2007-1, 6.000%, 03/25/2037	2,541,417	2,135,307
2007-5, 5.500%, 05/25/2037	1,285,674	1,071,210

2007-5, 5.750%, 05/25/2037	8,767,075	7,455,320
2007-5, 5.750%, 05/25/2037	950,281	808,097
2007-5, 5.750%, 05/25/2037	898,874	764,382
2007-10, 6.000%, 07/25/2037	2,849,957	2,351,406
2007-J2, 6.000%, 07/25/2037	262,544	174,686
2007-HY5, 3.698%, 09/25/2037 (d)	1,875,684	1,792,749
2007-HY6, 3.864%, 11/25/2037 (d)	618,299	558,574
2007-HY5, 4.315%, 09/25/2047 (d)	9,999,637	9,535,563
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	88,370	78,522
2007-4, 5.500%, 05/25/2022	37,039	37,373
2006-1, 6.000%, 02/25/2036	254,042	262,342
2006-3, 5.750%, 06/25/2036	651,986	659,185
2007-3, 5.500%, 04/25/2037	316,913	325,056
2007-3, 6.000%, 04/25/2037	1,225,707	1,239,553
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (a)	63,706	69,083
2004-HYB3, 4.397%, 09/25/2034 (d)	1,340,530	1,350,485
2005-WF1, 5.830%, 11/25/2034 (f)	2,742,380	2,817,653
2005-1, 3.748%, 04/25/2035 (d)	740,911	750,844
2005-2, 4.273%, 05/25/2035 (d)	893,734	898,913
2005-5, 6.000%, 08/25/2035	3,123,417	3,171,207
2005-7, 3.868%, 09/25/2035 (d)	913,439	858,108
2005-10, 4.007%, 12/25/2035 (d)	1,889,432	1,608,736
2006-WF1, 4.866%, 03/25/2036 (f)	554,287	385,908
2006-WF1, 5.232%, 03/25/2036 (f)	36,229,869	26,675,585
2006-AR7, 4.186%, 11/25/2036 (d)	2,647,773	2,508,947
2007-6, 3.433%, 10/25/2046 (d)	573,437	529,676
CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	20,900	21,069
2006-A2, 2.308% (1 Month LIBOR USD + 0.600%), 05/25/2036 (b)	732,789	652,084
2006-A4, 6.000%, 09/25/2036	1,682,167	1,620,362
2007-A1, 6.000%, 01/25/2037	1,866,572	1,875,368
2007-A1, 6.000%, 01/25/2037	3,922,506	3,940,991
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,875,490	2,178,658
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	615,077	595,478
2005-3, 5.500%, 07/25/2035	950,404	955,862
2005-9, 5.500%, 10/25/2035	1,252,443	1,098,413
2005-10, 5.500%, 11/25/2035	621,275	589,966
2005-10, 5.500%, 11/25/2035	2,668,649	2,534,179
2005-10, 6.000%, 11/25/2035	890,073	447,349
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	3,143	3,155
2006-CF1, 5.000%, 11/25/2035 (a)(f)	2,565,000	2,580,691
2006-1, 5.500%, 02/25/2036	78,584	81,010
2006-1, 5.500%, 02/25/2036	480,724	481,027
2011-13R, 3.822%, 02/27/2036 (a)(d)	4,752,584	4,547,384
2006-2, 5.750%, 03/25/2036	1,012,687	925,892
2006-2, 6.000%, 03/25/2036	5,354,414	3,894,656
2006-4, 6.000%, 05/25/2036	731,405	622,092
2006-4, 7.000%, 05/25/2036	566,677	226,598
2011-12R, 3.972%, 07/27/2036 (a)(d)	2,000,000	2,013,578
2006-7, 6.000%, 08/25/2036	1,160,692	1,163,597
2007-2, 5.500%, 03/25/2037	2,299,462	1,978,289
2007-2, 5.750%, 03/25/2037	241,753	201,652
2007-3, 5.500%, 04/25/2037	1,010,014	1,013,154

2007-3, 5.500%, 04/25/2037	721,947	724,192
2013-2R, 3.822%, 05/27/2037 (a)(d)	2,821,602	2,252,990
2013-IVR4, 2.500%, 07/25/2043 (a)(d)	3,222,145	3,221,530
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 2.208% (1 Month LIBOR USD + 0.500%), 05/25/2035 (b)	2,214,486	2,075,472
2005-6, 5.500%, 12/25/2035	2,521,103	2,495,866
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
2006-AB4, 1.808% (1 Month LIBOR USD + 0.100%), 10/25/2036 (b)	793,581	610,601
DFC HEL Trust
2001-1, 3.415% (1 Month LIBOR USD + 1.650%), 08/15/2031 (b)	1,955,167	2,002,221
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (d)	1,483,195	1,525,653
2003-3, 4.868%, 12/25/2033 (d)	1,318,929	1,341,832
Fannie Mae Connecticut Avenue Securities Trust
2016-C01, 8.658% (1 Month LIBOR USD + 6.950%), 08/25/2028 (b)	4,061,578	4,411,776
2016-C05, 6.158% (1 Month LIBOR USD + 4.450%), 01/25/2029 (b)	4,327,220	4,559,277
2016-C07, 6.058% (1 Month LIBOR USD + 4.350%), 05/25/2029 (b)	4,712,179	4,955,780
First Horizon Alternative Mortgage Securities Trust
2005-FA11, 5.250%, 02/25/2021	16,611	16,097
2006-FA6, 5.750%, 11/25/2021	10,841	10,712
2004-AA6, 3.795%, 01/25/2035 (d)	508,747	519,004
2005-AA5, 4.152%, 07/25/2035 (d)	3,158,355	3,132,288
2005-AA7, 4.071%, 09/25/2035 (d)	2,528,669	2,457,278
2005-FA8, 5.500%, 11/25/2035	2,081,657	1,782,384
2005-FA9, 5.500%, 12/25/2035	3,734,488	3,166,412
2006-FA1, 5.750%, 04/25/2036	2,619,983	1,934,478
2006-FA1, 6.000%, 04/25/2036	606,405	458,309
2006-FA2, 6.000%, 05/25/2036	2,587,951	1,968,280
2006-FA2, 6.000%, 05/25/2036	2,328,120	1,770,664
2006-FA3, 6.000%, 07/25/2036	9,408,019	7,228,148
2006-FA3, 6.000%, 07/25/2036	1,101,571	846,333
2006-FA6, 6.000%, 11/25/2036	1,334,816	869,259
2006-FA6, 6.250%, 11/25/2036	1,691,961	1,135,652
2006-FA6, 6.250%, 11/25/2036	8,640,800	6,478,451
2007-FA4, 6.250%, 08/25/2037 (d)	2,723,654	2,065,628
First Horizon Mortgage Pass-Through Trust
2006-AR4, 4.488%, 01/25/2037 (d)	684,673	600,467
2006-4, 5.750%, 02/25/2037	2,284,408	1,784,632
2006-4, 6.000%, 02/25/2037	1,383,290	1,103,132
2007-AR1, 4.838%, 05/25/2037 (d)	1,060,100	827,263
2007-AR2, 4.788%, 08/25/2037 (d)	5,478,426	4,103,327
Freddie Mac Structured Agency Credit Risk Debt Notes
2016-DNA4, 5.508% (1 Month LIBOR USD + 3.800%), 03/25/2029 (b)	5,000,000	5,340,853
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	62,109	63,292
2005-AR6, 3.957%, 11/19/2035 (d)	629,886	614,516
GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (f)	2,000,000	2,099,972
2006-15, 6.192%, 09/25/2036 (f)	2,508,137	1,152,839
2006-18, 5.682%, 11/25/2036 (f)	2,069,380	953,225
2007-7, 1.888% (1 Month LIBOR USD + 0.180%), 07/25/2037 (b)	2,729,037	2,662,951
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	50,596	50,747
2003-5F, 3.000%, 08/25/2032	1,778,279	1,746,974
2004-15F, 6.000%, 12/25/2034	2,872,110	2,998,121
2005-1F, 6.000%, 01/25/2035	26,114	27,228
2005-AR4, 4.636%, 07/25/2035 (d)	511,250	489,856
2005-6F, 5.250%, 07/25/2035	255,598	269,950

2005-7F, 6.000%, 09/25/2035	39,934	42,544
2005-AR5, 4.654%, 10/25/2035 (d)	650,161	664,213
2005-AR7, 4.136%, 11/25/2035 (d)	621,758	639,240
2006-2F, 5.750%, 02/25/2036	832,778	812,616
HarborView Mortgage Loan Trust
2006-6, 4.456%, 08/19/2036 (d)	761,627	721,149
Home Partners of America Trust
2019-1, 2.908%, 09/17/2039 (a)	2,960,430	3,027,762
2019-2, 2.703%, 10/19/2039 (a)	3,941,982	3,923,333
HomeBanc Mortgage Trust
2006-1, 3.611%, 04/25/2037 (d)	288,511	277,083
Impac CMB Trust
2005-5, 2.208% (1 Month LIBOR USD + 0.500%), 08/25/2035 (b)	975,803	972,134
Impac Secured Assets CMN Owner Trust
2002-2, 6.500%, 04/25/2033	1,682,212	1,597,977
2004-2, 4.109%, 08/25/2034 (f)	896,866	908,365
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.643%, 06/25/2037 (d)	521,039	443,635
IndyMac INDA Mortgage Loan Trust
2007-AR1, 4.121%, 03/25/2037 (d)	543,531	522,220
IndyMac INDX Mortgage Loan Trust
2004-AR11, 3.455%, 12/25/2034 (d)	1,740,900	1,734,623
2005-AR3, 3.701%, 04/25/2035 (d)	1,366,182	1,357,093
2005-AR9, 4.367%, 07/25/2035 (d)	4,268,769	3,563,842
2005-AR23, 3.346%, 11/25/2035 (d)	1,158,216	1,113,239
2005-AR23, 3.673%, 11/25/2035 (d)	1,663,835	1,587,166
2005-AR25, 3.697%, 12/25/2035 (d)	2,824,949	2,487,571
2005-AR35, 3.587%, 02/25/2036 (d)	1,367,277	1,244,952
2006-AR3, 3.865%, 03/25/2036 (d)	8,349,054	7,664,445
2006-AR25, 3.470%, 09/25/2036 (d)	2,327,264	2,231,805
2006-AR25, 3.966%, 09/25/2036 (d)	2,840,722	2,454,265
Jefferies Resecuritization Trust
2009-R1, 4.136%, 11/26/2035 (a)(d)	1,509,196	1,542,586
JP Morgan Alternative Loan Trust
2006-S2, 6.050%, 05/25/2036 (f)	5,374	5,227
2006-A5, 3.569%, 10/25/2036 (d)	1,438,473	1,677,335
2008-R4, 6.000%, 12/27/2036 (a)	3,317,085	2,682,640
JP Morgan Aquisition Trust
2007-CH1, 4.894%, 11/25/2036 (f)	7,947,777	8,121,160
JP Morgan Mortgage Trust
2004-A6, 3.670%, 12/25/2034 (d)	289,533	280,778
2005-S3, 5.750%, 01/25/2036	68,360	53,075
2007-A3, 4.207%, 05/25/2037 (d)	5,327,819	5,139,088
JP Morgan Resecuritization Trust
2009-7, 5.453%, 07/27/2037 (a)(d)	494,224	499,001
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,259,220	1,853,157
2005-2, 5.750%, 12/25/2035	884,541	737,457
2005-3, 2.208% (1 Month LIBOR USD + 0.500%), 01/25/2036 (b)	1,223,935	807,746
2005-3, 3.042% (1 Month LIBOR USD + 4.750%), 01/25/2036 (b)(g)(h)	1,223,935	191,752
2005-3, 5.500%, 01/25/2036	307,631	257,115
2006-1, 5.500%, 02/25/2036	570,401	473,293
2007-4, 5.750%, 05/25/2037	1,391,038	1,118,102
2007-4, 5.750%, 05/25/2037	3,039,419	2,443,052
2007-5, 5.750%, 06/25/2037	2,602,102	2,601,341
2007-5, 6.000%, 06/25/2037	3,052,893	1,648,558
2007-5, 6.000%, 06/25/2037	8,338,368	4,502,707

MASTR Adjustable Rate Mortgages Trust
2004-4, 4.098%, 05/25/2034 (d)	105,050	103,326
2004-14, 3.208% (1 Month LIBOR USD + 1.500%), 01/25/2035 (b)	288,188	291,314
2005-1, 4.033%, 02/25/2035 (d)	209,851	211,147
MASTR Alternative Loan Trust
2003-5, 5.925%, 08/25/2033 (d)	1,167,969	1,196,610
2003-7, 6.250%, 11/25/2033	422,110	454,458
2004-6, 5.500%, 07/25/2034	296,732	306,316
2004-6, 6.000%, 07/25/2034	290,246	312,198
2004-11, 6.500%, 10/25/2034	1,123,581	1,227,720
2005-2, 5.500%, 03/25/2035	2,000,000	2,248,773
2005-6, 5.500%, 12/25/2035	572,890	548,237
2006-3, 6.500%, 07/25/2036	1,291,603	812,775
MASTR Asset Securitization Trust
2002-NC1, 4.858% (1 Month LIBOR USD + 3.150%), 10/25/2032 (b)	277,811	278,526
2006-1, 2.158% (1 Month LIBOR USD + 0.450%), 05/25/2036 (b)	830,148	327,513
Merrill Lynch Mortgage Investors Trust MLCC
2004-D, 2.763% (6 Month LIBOR USD + 0.720%), 09/25/2029 (b)	1,145,777	1,123,217
2006-3, 4.108%, 10/25/2036 (d)	896,909	908,394
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 4.326%, 06/25/2035 (d)	661,827	670,326
2005-A7, 4.330%, 09/25/2035 (d)	8,106,604	7,603,782
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	1,894,648	1,916,266
2005-7, 5.500%, 11/25/2035	569,950	568,851
2006-2, 5.643%, 02/25/2036 (d)	1,076,358	910,308
2006-2, 6.500%, 02/25/2036	1,156,899	900,156
2006-11, 6.000%, 08/25/2036	2,753,269	2,165,158
2006-11, 6.000%, 08/25/2036	2,159,075	1,992,871
2007-8XS, 6.000%, 04/25/2037 (d)	1,634,818	884,921
2007-3XS, 5.763%, 01/25/2047 (f)	7,824,464	3,904,112
Morgan Stanley Reremic Trust
2012-R3, 3.268%, 11/26/2036 (a)(d)	1,680,590	1,624,758
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (f)	209,065	221,624
2005-AR3, 5.688%, 07/25/2035 (d)	982,873	993,445
2007-1, 5.669%, 03/25/2047 (f)	1,344,968	1,272,139
2007-1, 5.995%, 03/25/2047 (f)	1,357,030	1,283,271
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (a)(d)	10,247,857	10,084,859
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (d)	581,622	597,799
Ownit Mortgage Loan Trust
2005-1, 2.803% (1 Month LIBOR USD + 1.095%), 09/25/2035 (b)	3,767,359	3,796,848
2006-2, 5.633%, 01/25/2037 (f)	896,252	912,308
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	5,625	5,622
RALI Trust
2005-QS3, 5.000%, 03/25/2020	69,099	68,864
2005-QS2, 5.500%, 02/25/2035	1,142,575	1,162,623
2006-QA1, 4.151%, 01/25/2036 (d)	696,082	618,312
2006-QS1, 5.750%, 01/25/2036	381,795	380,773
2006-QS6, 6.000%, 06/25/2036	1,494,857	1,431,518
2006-QS6, 6.000%, 06/25/2036	767,811	735,278
2006-QS9, 2.408% (1 Month LIBOR USD + 0.700%), 07/25/2036 (b)	2,634,109	1,947,801
2006-QS13, 6.000%, 09/25/2036	4,153,486	3,775,921
2006-QS17, 2.058% (1 Month LIBOR USD + 0.350%), 12/25/2036 (b)	1,560,119	1,233,261
2006-QS17, 6.000%, 12/25/2036	618,816	587,706

2007-QS1, 5.750%, 01/25/2037	664,800	611,611
2007-QS1, 6.000%, 01/25/2037	2,063,063	1,925,958
2007-QS6, 6.000%, 04/25/2037	5,007,207	4,778,665
2007-QS9, 6.500%, 07/25/2037	5,084,519	4,852,256
2007-QS10, 6.500%, 09/25/2037	516,876	504,799
RAMP Trust
2006-RS6, 1.888% (1 Month LIBOR USD + 0.180%), 11/25/2035 (b)	169,594	189,894
RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	1,250,294	1,251,760
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (a)	6,244,028	4,956,611
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (f)	554,607	568,967
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,774,507	3,871,722
Residential Asset Securitization Trust
2003-A9, 4.000%, 08/25/2033	1,145,016	1,148,409
2004-R2, 5.500%, 08/25/2034	2,882,077	3,006,734
2005-A5, 5.500%, 05/25/2035	1,569,562	1,487,404
2005-A11, 4.850%, 10/25/2035	4,223,603	2,700,816
2005-A11, 5.500%, 10/25/2035	386,805	359,805
2005-A11, 6.000%, 10/25/2035	480,907	349,576
2006-A5CB, 6.000%, 06/25/2036	2,651,597	1,815,735
2006-A10, 2.358% (1 Month LIBOR USD + 0.650%), 09/25/2036 (b)	12,694,366	4,962,111
2006-A10, 4.142% (1 Month LIBOR USD + 5.850%), 09/25/2036 (b)(g)(h)	12,694,366	3,950,161
2006-A15, 2.308% (1 Month LIBOR USD + 0.600%), 01/25/2037 (b)	19,237,833	7,072,483
2006-A15, 3.942% (1 Month LIBOR USD + 5.650%), 01/25/2037 (b)(g)(h)	19,237,833	5,367,604
RFMSI Trust
2005-SA4, 4.189%, 09/25/2035 (d)	2,509,044	2,093,344
2005-SA4, 4.333%, 09/25/2035 (d)	2,643,925	2,329,268
2005-SA4, 4.359%, 09/25/2035 (d)	1,602,473	1,601,852
2006-S3, 5.500%, 03/25/2036	4,325,661	4,190,087
2006-S4, 6.000%, 04/25/2036	3,764,186	3,733,630
2006-S5, 6.000%, 06/25/2036	373,758	367,523
2006-S5, 6.000%, 06/25/2036	769,400	756,566
2006-S5, 6.000%, 06/25/2036	3,224,381	3,170,593
2006-S5, 6.000%, 06/25/2036	400,734	394,049
2006-S6, 6.000%, 07/25/2036	262,500	261,471
2006-S6, 6.000%, 07/25/2036	1,178,484	1,173,862
2006-S7, 6.250%, 08/25/2036	2,176,628	2,102,827
2006-S7, 6.500%, 08/25/2036	1,301,322	1,268,767
2006-S9, 5.750%, 09/25/2036	2,616,133	2,522,078
2007-S1, 6.000%, 01/25/2037	993,048	971,492
2007-S7, 6.000%, 07/25/2037	2,904,839	2,860,598
Sequoia Mortgage Trust
2013-4, 1.550%, 04/25/2043 (d)	3,240,911	3,135,266
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.851%, 02/25/2037 (f)	986,026	544,187
STARM Mortgage Loan Trust
2007-S1, 4.696%, 01/25/2037 (d)	759,608	711,888
2007-1, 4.631%, 02/25/2037 (d)	10,445,098	9,974,789
2007-2, 4.574%, 04/25/2037 (d)	834,241	611,115
Structured Adjustable Rate Mortgage Loan Trust
2004-18, 4.109%, 12/25/2034 (d)	916,063	913,147
2005-12, 4.475%, 06/25/2035 (d)	968,589	880,020
2005-21, 3.522%, 11/25/2035 (d)	513,466	491,499
2005-21, 4.003%, 11/25/2035 (d)	4,476,061	3,800,027
2006-1, 4.042%, 02/25/2036 (d)	1,840,440	1,719,496

2006-1, 4.130%, 02/25/2036 (d)	779,867	753,940
2006-4, 3.901%, 05/25/2036 (d)	989,510	858,497
2006-12, 4.260%, 01/25/2037 (d)	1,042,112	965,699
2007-9, 3.420% (6 Month LIBOR USD + 1.500%), 10/25/2037 (b)	1,325,872	1,243,301
Structured Asset Securities Corp. Trust
2004-18H, 4.750%, 10/25/2034	598,974	633,204
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	1,908,746	1,908,989
2005-1F, 6.000%, 12/25/2035	4,407,707	4,449,704
2005-1F, 6.500%, 12/25/2035	4,618,901	4,649,997
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	136,923	75,359
WaMu Mortgage Pass-Through Certificates Trust
2003-S4, 5.637%, 06/25/2033 (d)	2,455,544	2,505,552
2004-S2, 6.000%, 06/25/2034	96,480	102,847
2006-AR10, 3.874%, 09/25/2036 (d)	1,085,307	1,046,490
2006-AR16, 3.611%, 12/25/2036 (d)	1,170,572	1,123,418
2007-HY5, 3.945%, 05/25/2037 (d)	2,656,149	2,622,390
2007-HY7, 3.698%, 07/25/2037 (d)	399,076	341,592
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2005-4, 5.500%, 06/25/2035	1,767,477	1,766,411
2005-6, 5.500%, 08/25/2035	5,153,624	5,071,547
2005-6, 6.500%, 08/25/2035	507,429	487,836
2005-9, 5.500%, 11/25/2035	742,167	725,612
2006-8, 4.375%, 10/25/2036 (f)	2,865,974	1,565,932
2007-HY2, 3.962%, 04/25/2037 (d)	1,964,084	1,414,685
2007-OC2, 2.018% (1 Month LIBOR USD + 0.310%), 06/25/2037 (b)	5,042,854	4,867,898
Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	1,571,579	1,562,494
2005-1, 5.500%, 02/25/2035	1,081,495	1,092,554
2007-PA1, 6.000%, 03/25/2037	1,324,626	1,316,548
2007-PA6, 4.502%, 12/28/2037 (d)	8,695,972	8,688,145
Wells Fargo Mortgage Backed Securities Trust
2005-AR5, 5.225%, 04/25/2035 (d)	607,120	611,680
2006-AR1, 5.171%, 03/25/2036 (d)	3,338,418	3,365,129
2007-AR3, 5.195%, 04/25/2037 (d)	1,731,723	1,740,998
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $739,374,620)		726,456,245

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 19.86%
Aventura Mall Trust
2018-AVM, 4.249%, 07/05/2040 (a)(d)	5,000,000	5,598,442
BANK
2017-BNK8, 0.879%, 11/15/2050 (d)(h)	37,478,087	1,862,642
2019-BNK16, 1.128%, 02/15/2052 (d)(h)	57,193,160	4,065,244
2019-BNK17, 0.721%, 04/15/2052 (d)(h)	123,653,000	6,213,464
2019-BNK21, 2.808%, 10/17/2052	11,582,000	11,905,469
2019-BNK23, 0.142%, 12/15/2052 (d)(h)	238,421,000	4,285,570
2018-BNK14, 0.672%, 09/15/2060 (d)(h)	96,320,194	3,398,244
2018-BNK14, 4.185%, 09/15/2060	6,500,000	7,172,344
2018-BNK11, 0.639%, 03/15/2061 (d)(h)	29,333,929	1,031,663
2018-BNK12, 0.469%, 05/15/2061 (d)(h)	72,875,101	1,624,350
2018-BNK13, 0.664%, 08/15/2061 (d)(h)	52,672,360	1,763,139
2018-BNK13, 4.193%, 08/15/2061 (d)	5,500,000	6,024,878
2018-BNK15, 4.285%, 11/15/2061 (d)	5,000,000	5,546,994
2019-BNK20, 2.933%, 09/15/2062	2,100,000	2,175,938
Barclays Commercial Mortgage Trust
2019-C3, 0.935%, 05/15/2052 (d)(h)	56,340,000	3,844,568
2019-C4, 1.296%, 08/15/2052 (d)(h)	43,170,000	4,183,380

2019-C4, 1.750%, 08/15/2052 (d)(h)	32,338,209	3,930,218
2019-C5, 0.372%, 11/15/2052 (d)(h)	174,774,000	5,591,108
BENCHMARK Mortgage Trust
2018-B4, 4.059%, 07/15/2051 (d)	5,315,000	5,799,897
2018-B2, 0.563%, 02/15/2051 (d)(h)	171,269,512	4,415,928
2018-B6, 0.596%, 10/10/2051 (d)(h)	78,521,444	2,233,629
2019-B9, 1.214%, 03/15/2052 (d)(h)	30,017,232	2,397,599
2019-B9, 4.267%, 03/15/2052 (d)	1,500,000	1,667,968
2019-B12, 0.555%, 08/15/2052 (a)(d)(h)	93,260,000	3,455,591
2018-B7, 0.604%, 05/15/2053 (d)(h)	115,435,860	3,675,709
2019-B13, 0.539%, 08/15/2057 (a)(d)(h)	82,774,000	2,983,961
2019-B13, 1.640%, 08/15/2057 (a)(d)(h)	12,071,000	1,531,775
2019-B14, 0.796%, 12/15/2061 (d)(h)	79,785,000	4,551,670
Braemar Hotels & Resorts Trust
2018-PRIME, 2.815% (1 Month LIBOR USD + 1.050%), 06/15/2035 (a)(b)	5,500,000	5,481,013
2018-PRIME, 3.015% (1 Month LIBOR USD + 1.250%), 06/15/2035 (a)(b)	3,000,000	2,993,847
Cantor Commercial Real Estate Lending
2019-CF2, 0.769%, 11/15/2052 (d)(h)	134,736,000	7,528,926
CCUBS Commercial Mortgage Trust
2017-C1, 0.396%, 11/15/2050 (d)(h)	40,062,667	933,224
2017-C1, 1.160%, 11/15/2050 (d)(h)	31,327,937	1,807,922
CD Mortgage Trust
2017-CD3, 0.728%, 02/10/2050 (d)(h)	61,857,000	2,518,155
2017-CD5, 3.220%, 08/15/2050	5,000,000	5,221,157
2018-C7, 4.213%, 08/15/2051	3,236,000	3,580,096
CGMS Commercial Mortgage Trust
2017-B1, 0.350%, 08/15/2050 (d)(h)	38,016,000	603,991
Citigroup Commercial Mortgage Trust
2013-GC17, 5.262%, 11/10/2046 (d)	5,000,000	5,376,287
2014-GC19, 5.262%, 03/10/2047 (d)	2,757,579	2,974,108
2017-GC37, 3.576%, 04/10/2049	5,250,000	5,524,046
2016-C1, 4.117%, 05/10/2049	3,000,000	3,235,094
2016-C1, 5.116%, 05/10/2049 (d)	5,340,000	5,819,303
2016-P6, 4.385%, 12/10/2049 (d)	6,835,000	7,342,714
2017-P7, 0.689%, 04/14/2050 (d)(h)	45,124,000	1,843,081
2017-C4, 0.379%, 10/12/2050 (d)(h)	42,746,500	932,947
2017-C4, 1.258%, 10/12/2050 (d)(h)	21,404,263	1,382,790
2017-C4, 3.297%, 10/12/2050	4,500,000	4,745,323
2018-B2, 0.549%, 03/10/2051 (d)(h)	49,202,000	1,575,969
2018-C5, 0.371%, 06/10/2051 (a)(d)(h)	28,400,000	760,879
2018-C5, 0.757%, 06/10/2051 (d)(h)	69,995,379	3,398,213
2018-C5, 4.148%, 06/10/2051 (d)	4,000,000	4,394,116
2018-C6, 0.956%, 11/10/2051 (d)(h)	22,538,823	1,341,700
2018-C6, 4.343%, 11/10/2051	5,000,000	5,559,040
COMM Mortgage Trust
2013-CR13, 5.053%, 11/10/2046 (d)	2,500,000	2,715,237
2014-CR15, 4.897%, 02/10/2047 (d)	5,500,000	5,935,495
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,980,231
2014-CR18, 4.456%, 07/15/2047 (d)	4,550,700	4,844,054
2013-CR11, 1.096%, 08/10/2050 (d)(h)	51,606,067	1,629,333
CSAIL Commercial Mortgage Trust
2015-C1, 0.500%, 04/15/2050 (a)(d)(h)	62,192,000	1,397,380
2017-C8, 0.462%, 06/15/2050 (d)(h)	74,773,000	1,958,664
2018-C14, 4.359%, 11/15/2051 (d)	8,000,000	8,846,212
2019-C16, 0.912%, 06/15/2052 (d)(h)	66,938,000	4,373,100
2019-C17, 1.370%, 09/15/2052 (d)(h)	41,288,325	4,259,072
2019-C18, 1.218%, 12/15/2052 (d)(h)	64,401,000	5,012,587

DBJPM Mortgage Trust
2017-C6, 0.392%, 06/10/2050 (d)(h)	97,787,000	2,080,995
FREMF Mortgage Trust
2019-K735, 4.157%, 05/25/2026 (a)(d)	6,000,000	6,307,681
2019-K101, 3.527%, 11/25/2029 (a)(d)	10,000,000	10,178,464
2011-K12, 4.493%, 01/25/2046 (a)(d)	5,700,000	5,814,265
2015-K43, 3.861%, 02/25/2048 (a)(d)	3,446,743	3,579,196
2015-K45, 3.713%, 04/25/2048 (a)(d)	3,100,000	3,208,458
2019-K734, 4.190%, 02/25/2051 (a)(d)	5,000,000	5,268,379
GS Mortgage Securities Trust
2017-FARM, 3.659%, 01/10/2043 (a)(d)	9,135,000	9,825,066
2011-GC3, 4.753%, 03/10/2044 (a)	8,155,182	8,300,265
2012-GC6, 3.314%, 01/10/2045	1,876,042	1,892,407
2015-GC32, 4.547%, 07/10/2048 (d)	5,100,000	5,535,426
2015-GC30, 4.143%, 05/10/2050 (d)	2,750,000	2,903,919
2017-GS8, 0.528%, 11/10/2050 (d)(h)	44,642,000	1,331,765
2019-GC38, 1.997%, 02/10/2052 (a)(d)(h)	20,916,000	3,145,080
2019-GC39, 0.794%, 05/10/2052 (d)(h)	69,588,000	3,876,539
2019-GC39, 1.781%, 05/10/2052 (a)(d)(h)	8,215,000	1,081,134
2019-GC40, 1.300%, 07/10/2052 (a)(d)(h)	5,920,000	588,960
2019-GSA1, 0.835%, 11/10/2052 (d)(h)	73,243,000	4,973,537
JP Morgan Chase Commercial Mortgage Securities Trust
2016-NINE, 2.949%, 09/06/2038 (a)(d)	7,000,000	7,031,505
2012-CBX, 5.303%, 06/15/2045 (d)	6,680,000	6,944,212
2015-JP1, 4.893%, 01/15/2049 (d)	4,285,000	4,528,811
2007-CB20, 0.000%, 02/12/2051 (a)(d)(h)(i)	12,884,656	129
JPMBB Commercial Mortgage Securities Trust
2015-C28, 3.532%, 10/15/2048	5,000,000	5,183,317
2015-C32, 0.500%, 11/15/2048 (a)(d)(h)	23,066,000	589,489
2015-C33, 3.562%, 12/15/2048	5,561,000	5,800,811
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.737%, 07/15/2050 (d)(h)	68,830,000	3,102,003
JPMDB Commercial Mortgage Securities Trust
2016-C4, 3.638%, 12/15/2049 (d)	5,000,000	5,180,126
2018-C8, 0.808%, 06/15/2051 (d)(h)	47,115,858	1,901,412
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C12, 4.482%, 10/15/2046 (d)	5,000,000	5,380,804
2014-C16, 3.592%, 06/15/2047	5,793,064	5,862,388
2015-C27, 4.678%, 12/15/2047 (d)	3,000,000	3,271,010
2015-C25, 4.678%, 10/15/2048 (d)	5,000,000	5,385,939
2016-C31, 1.458%, 11/15/2049 (a)(d)(h)	21,212,500	1,701,588
2015-C23, 4.268%, 07/15/2050 (d)	3,595,000	3,836,064
Morgan Stanley Capital I Trust
2016-BNK2, 0.676%, 11/15/2049 (d)(h)	42,650,000	1,515,005
2018-H3, 0.520%, 07/15/2051 (d)(h)	135,712,000	4,126,147
2018-H3, 4.120%, 07/15/2051	5,000,000	5,487,168
2019-L2, 0.792%, 03/15/2052 (d)(h)	127,093,000	7,000,689
2019-H7, 0.810%, 07/15/2052 (d)(h)	130,723,000	7,585,071
Multifamily Connecticut Avenue Securities Trust
2019-01, 3.408% (1 Month LIBOR USD + 1.700%), 10/15/2049 (a)(b)	1,498,862	1,509,207
UBS Commercial Mortgage Trust
2017-C1, 1.053%, 06/15/2050 (d)(h)	13,000,000	808,712
2017-C6, 0.483%, 12/15/2050 (d)(h)	63,420,500	2,221,886
2017-C7, 0.486%, 12/15/2050 (d)(h)	170,396,000	4,728,728
2018-C10, 1.128%, 05/15/2051 (d)(h)	48,541,105	3,101,087
2018-C11, 0.386%, 06/15/2051 (d)(h)	143,441,000	3,693,577
2018-C11, 4.119%, 06/15/2051	5,000,000	5,463,793
2018-C12, 0.353%, 08/15/2051 (d)(h)	139,858,000	3,550,072
2018-C12, 0.994%, 08/15/2051 (d)(h)	49,616,964	2,914,282

2018-C12, 4.195%, 08/15/2051	5,000,000	5,490,100
2018-C13, 0.379%, 10/15/2051 (d)(h)	128,678,000	3,519,047
2018-C13, 4.241%, 10/15/2051	3,000,000	3,342,775
2018-C14, 0.438%, 12/15/2051 (d)(h)	114,392,000	3,452,545
2019-C17, 0.996%, 10/15/2052 (d)(h)	128,213,000	9,639,823
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (a)(d)	6,000,000	6,282,917
2012-C2, 1.467%, 05/10/2063 (a)(d)(h)	24,429,990	696,035
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.515% (1 Month LIBOR USD + 0.750%), 12/15/2034 (a)(b)	1,875,000	1,871,695
2015-NXS1, 3.658%, 05/15/2048 (d)	1,320,000	1,371,289
2016-LC24, 1.160%, 10/15/2049 (d)(h)	36,969,489	2,292,252
2017-RB1, 0.875%, 03/15/2050 (d)(h)	38,474,561	1,991,159
2017-C42, 0.473%, 12/15/2050 (d)(h)	116,750,000	3,149,693
2018-C44, 0.918%, 05/15/2051 (d)(h)	95,619,220	4,894,337
2018-C45, 4.147%, 06/15/2051	5,388,000	5,909,684
2018-C46, 1.111%, 08/15/2051 (d)(h)	51,016,349	2,948,918
2018-C46, 4.086%, 08/15/2051	5,040,000	5,531,027
2018-C48, 0.366%, 01/15/2052 (d)(h)	138,642,000	3,346,915
2018-C48, 1.124%, 01/15/2052 (d)(h)	48,124,548	3,413,691
2018-C48, 4.245%, 01/15/2052	7,000,000	7,752,217
2019-C49, 0.775%, 03/15/2052 (d)(h)	125,812,000	6,670,640
2019-C49, 3.933%, 03/15/2052	5,000,000	5,467,041
2019-C49, 4.546%, 03/15/2052	4,647,000	5,156,824
2019-C50, 1.049%, 05/15/2052 (d)(h)	36,427,311	2,806,203
2019-C50, 3.635%, 05/15/2052	5,000,000	5,376,435
2019-C51, 0.840%, 06/15/2052 (d)(h)	130,394,000	7,659,996
2019-C52, 1.242%, 08/15/2052 (d)(h)	43,270,854	4,036,180
2019-C52, 1.771%, 08/15/2052 (d)(h)	61,464,706	7,341,640
2019-C53, 0.456%, 10/15/2052 (d)(h)	105,325,000	4,598,837
2019-C53, 2.964%, 10/15/2052	7,381,000	7,632,310
2019-C53, 3.514%, 10/15/2052 (d)	5,000,000	5,148,558
2019-C54, 0.972%, 12/15/2052 (d)(h)	39,199,534	2,685,011
2019-C54, 3.063%, 12/15/2052	5,000,000	5,149,700
2015-C30, 4.067%, 09/15/2058 (d)	9,000,000	9,667,926
2015-C30, 4.400%, 09/15/2058 (d)	5,100,000	5,498,127
2018-C47, 0.283%, 09/15/2061 (d)(h)	164,144,000	2,587,796
2018-C47, 0.789%, 09/15/2061 (d)(h)	61,460,974	2,827,420
2018-C47, 4.365%, 09/15/2061	5,625,000	6,271,836
WFRBS Commercial Mortgage Trust
2011-C5, 5.852%, 11/15/2044 (a)(d)	5,695,000	5,989,016
2013-UBS1, 4.897%, 03/15/2046 (d)	7,500,000	8,188,081
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $619,725,264)		632,708,952

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 6.11%
Fannie Mae-Aces
2019-M9, 2.937%, 04/25/2029	9,000,000	9,466,972
Freddie Mac Multifamily ML Certificates
2019-ML06, 1.132%, 06/25/2037 (a)	10,251,000	1,149,791
Freddie Mac Multifamily Structured Pass Through Certificates
K014, 1.324%, 04/25/2021 (d)(h)	91,342,373	1,199,307
K018, 1.449%, 01/25/2022 (d)(h)	59,479,964	1,310,623
K019, 1.739%, 03/25/2022 (d)(h)	88,449,963	2,786,041
K021, 1.560%, 06/25/2022 (d)(h)	72,364,904	2,256,374
K723, 1.072%, 08/25/2023 (d)(h)	74,059,440	2,144,169
K723, 0.976%, 09/25/2023 (d)(h)	61,645,000	1,829,272
K726, 1.015%, 04/25/2024 (d)(h)	27,539,085	851,564
K728, 0.531%, 08/25/2024 (d)(h)	64,700,056	1,096,524
K729, 0.491%, 10/25/2024 (d)(h)	53,475,069	815,217

K042, 1.178%, 12/25/2024 (d)(h)	80,766,484	3,638,579
K734, 0.787%, 02/25/2026 (d)(h)	65,254,517	2,296,874
K735, 1.102%, 05/25/2026 (d)(h)	53,983,151	2,959,453
K735, 1.502%, 05/25/2026 (d)(h)	70,547,000	5,765,524
K061, 0.171%, 11/25/2026 (d)(h)	72,512,000	454,346
K062, 0.299%, 12/25/2026 (d)(h)	79,423,000	1,112,645
K063, 0.423%, 01/25/2027 (d)(h)	102,915,192	1,937,770
K064, 0.743%, 03/25/2027 (d)(h)	99,011,192	3,864,219
K065, 0.688%, 05/25/2027 (d)(h)	57,193,000	2,258,614
K066, 0.890%, 06/25/2027 (d)(h)	31,883,847	1,569,533
KW03, 0.982%, 06/25/2027 (d)(h)	16,292,293	794,798
K067, 0.713%, 07/25/2027 (d)(h)	40,855,468	1,619,936
K068, 0.567%, 08/25/2027 (d)(h)	25,560,604	766,862
K069, 0.492%, 09/25/2027 (d)(h)	30,400,452	802,563
K070, 0.457%, 11/25/2027 (d)(h)	280,351,333	6,812,678
K072, 0.495%, 12/25/2027 (d)(h)	61,599,901	1,666,474
K073, 0.334%, 01/25/2028 (d)(h)	54,203,000	993,910
K074, 0.427%, 01/25/2028 (d)(h)	207,992,595	4,910,102
K073, 0.434%, 01/25/2028 (d)(h)	157,022,438	3,793,332
KW06, 0.237%, 06/25/2028 (d)(h)	597,938,570	6,341,019
K080, 0.264%, 07/25/2028 (d)(h)	432,001,044	5,348,173
K081, 0.211%, 08/25/2028 (d)(h)	156,408,953	1,400,454
K084, 0.331%, 10/25/2028 (d)(h)	339,863,393	6,208,760
K089, 0.600%, 01/25/2029 (d)(h)	53,965,000	2,185,631
K088, 0.653%, 01/25/2029 (d)(h)	149,915,676	6,413,273
K090, 0.853%, 02/25/2029 (d)(h)	77,969,155	4,569,086
K091, 0.631%, 03/25/2029 (d)(h)	53,659,000	2,342,006
KW09, 0.939%, 05/25/2029 (d)(h)	47,500,000	2,945,076
K093, 1.092%, 05/25/2029 (d)(h)	50,763,016	3,891,082
K094, 1.016%, 06/25/2029 (d)(h)	101,572,194	7,321,507
K097, 1.218%, 07/25/2029 (d)(h)	72,999,359	6,581,586
KG02, 1.144%, 08/25/2029 (d)(h)	33,000,000	2,651,946
K098, 1.270%, 08/25/2029 (d)(h)	62,388,106	5,877,103
KW10, 0.650%, 09/25/2029 (d)(h)	74,100,000	4,009,684
K100, 0.910%, 09/25/2029 (d)(h)	62,086,000	5,014,785
K099, 1.006%, 09/25/2029 (d)(h)	66,991,180	4,940,171
K101, 1.093%, 10/25/2029 (d)(h)	65,686,000	6,344,873
K1511, 3.279%, 10/25/2030 (d)(h)	12,145,558	13,022,209
K152, 1.102%, 01/25/2031 (d)(h)	31,115,630	2,506,274
K155, 0.256%, 04/25/2033 (d)(h)	247,712,778	4,152,236
K1511, 0.930%, 03/25/2034	43,147,463	3,565,374
K1512, 1.056%, 04/25/2034 (d)(h)	47,774,607	4,478,568
K1513, 0.999%, 08/25/2034 (d)(h)	76,994,274	6,986,630
K090, 0.768%, 03/25/2029 (d)(h)	50,517,000	2,728,913
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $182,613,427)		194,750,485

MUNICIPAL BONDS - 27.12%
Arizona - 0.25%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2042	4,000,000	6,050,920
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	2,000,000	2,017,800
		8,068,720
California - 5.75%
Alvord Unified School District
0.000%, 08/01/2046	1,720,000	1,987,907
California School Finance Authority
4.000%, 07/15/2020 (a)(i)	5,000,000	5,009,200

City of Industry, CA
4.000%, 01/01/2028	2,885,000	3,150,910
City of Los Angeles Department of Airports
6.582%, 05/15/2039	5,070,000	6,854,234
City of Los Angeles, CA
3.550%, 09/01/2031	3,000,000	3,192,120
City of Oakland, CA
3.000%, 01/15/2027	3,100,000	3,235,625
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,547,984
City of San Diego Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	2,155,000	2,226,072
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,719,936
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,790,092
Coachella Valley Unified School District
0.000%, 08/01/2034	1,100,000	752,147
County of Marin, CA
5.410%, 08/01/2026	9,495,000	10,992,551
County of San Diego, CA
6.029%, 08/15/2026	765,000	882,091
County of Sonoma, CA
6.000%, 12/01/2029	10,075,000	12,045,569
Fresno Unified School District
0.000%, 08/01/2029	2,500,000	1,902,425
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,490,000	1,936,732
Garden Grove Unified School District
2.380%, 08/01/2028	2,000,000	1,970,560
Los Angeles County Metropolitan Transportation Authority
5.735%, 06/01/2039	12,750,000	17,236,215
Los Angeles Unified School District
5.981%, 05/01/2027	12,375,000	15,124,354
Metropolitan Water District of Southern California
6.947%, 07/01/2040	15,000,000	15,442,050
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,410,000	2,985,074
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,321,750
Norwalk-La Mirada Unified School District
0.000%, 08/01/2038	4,200,000	2,327,556
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,197,190
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	433,561
Pasadena Unified School District
2.568%, 05/01/2031	2,395,000	2,329,497
Peralta Community College District
0.000%, 08/05/2031	4,375,000	3,750,688
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035	7,600,000	5,066,692
Pomona Redevelopment Agency Successor Agency
3.837%, 02/01/2025	4,260,000	4,605,912
3.930%, 02/01/2026	7,020,000	7,687,462
Poway Unified School District
0.000%, 08/01/2034	5,360,000	3,734,687

San Diego Unified School District
0.000%, 07/01/2036	7,895,000	5,239,122
San Francisco City & County Redevelopment Financing Authority
0.000%, 08/01/2036	5,185,000	3,031,825
Santa Ana Community Redevelopment Agency Successor Agency
3.753%, 09/01/2025	2,500,000	2,707,600
3.867%, 09/01/2026	4,000,000	4,390,760
University of California
4.601%, 05/15/2031	9,980,000	11,545,962
Yosemite Community College District
0.000%, 08/01/2038	6,110,000	3,671,132
		183,025,244
Colorado - 0.43%
Board of Governors of Colorado State University System
2.594%, 03/01/2033	4,560,000	4,516,863
2.644%, 03/01/2034	6,275,000	6,185,895
City of Fort Collins, CO Electric Utility Enterprise Revenue
3.859%, 12/01/2030	1,500,000	1,698,495
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	1,058,490
Colorado Health Facilities Authority
5.000%, 12/01/2019	325,000	325,016
		13,784,759
Connecticut - 0.04%
Harbor Point Infrastructure Improvement District
12.500%, 04/01/2039	1,275,000	1,318,299
District of Columbia - 0.53%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	10,030,000	16,846,388
Florida - 0.71%
City of Gainesville, FL
0.000%, 10/01/2027	4,610,000	3,734,699
0.000%, 10/01/2028	1,300,000	1,015,989
County of Miami-Dade, FL
6.875%, 10/01/2034	1,345,000	1,923,632
County of Miami-Dade, FL Aviation Revenue
3.175%, 10/01/2028	5,100,000	5,324,961
3.275%, 10/01/2029	1,700,000	1,790,083
County of Miami-Dade, FL Water & Sewer System Revenue
2.551%, 10/01/2028	2,000,000	2,007,680
2.601%, 10/01/2029	3,395,000	3,413,299
Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,178,782
Seminole County Industrial Development Authority
10.000%, 12/28/2021 (a)(i)	325,000	427,427
12.500%, 12/28/2021 (a)(i)	580,000	822,481
		22,639,033
Georgia - 0.45%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,432,636
State of Georgia
3.500%, 07/01/2029	1,000,000	1,094,790
Valdosta & Lowndes County Hospital Authority
2.604%, 10/01/2030	2,000,000	2,004,920
3.000%, 10/01/2029	2,000,000	2,081,560
3.000%, 10/01/2028	1,770,000	1,843,685
		14,457,591

Hawaii - 0.16%
City & County Honolulu, HI Wastewater System Revenue
6.121%, 07/01/2040	5,000,000	5,119,300
Illinois - 0.54%
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2022	660,000	627,502
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,171,970
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	3,151,452
Illinois Finance Authority
3.548%, 08/15/2029	1,500,000	1,589,745
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2033	5,075,000	3,313,366
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,570,000	2,975,160
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	686,907
State of Illinois
5.750%, 01/01/2037	3,000,000	3,655,680
		17,171,782
Indiana - 0.58%
City of Fishers, IN
4.000%, 08/01/2028	1,525,000	1,675,746
Indiana Finance Authority
4.807%, 07/15/2035	3,000,000	3,685,500
Indiana Municipal Power Agency
5.000%, 01/01/2039	2,800,000	3,292,240
Indianapolis Board of School Commissioners
3.800%, 07/15/2030	5,000,000	5,538,250
Indianapolis Local Public Improvement Bond Bank
5.854%, 01/15/2030	1,810,000	2,171,149
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,770,000	2,095,415
		18,458,300
Kansas - 0.29%
Kansas Development Finance Authority
5.371%, 05/01/2026	8,210,000	9,089,784
Kentucky - 0.19%
County of Warren, KY
3.921%, 12/01/2031	825,000	916,344
4.397%, 12/01/2038	1,540,000	1,825,424
Kentucky Higher Education Student Loan Corp.
3.860%, 06/01/2025	2,000,000	2,148,180
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,332,804
		6,222,752
Louisiana - 0.61%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,000,000
State of Louisiana
5.000%, 03/01/2039	15,000,000	18,584,100
		19,584,100
Massachusetts - 1.13%
Commonwealth of Massachusetts
2.663%, 09/01/2039	10,000,000	9,792,600
4.910%, 05/01/2029	3,115,000	3,711,896
Massachusetts Educational Financing Authority
3.455%, 07/01/2028	2,000,000	2,149,900
3.831%, 07/01/2024	4,215,000	4,462,125

Massachusetts Port Authority
5.000%, 07/01/2042	1,500,000	1,772,040
Massachusetts State College Building Authority
2.439%, 05/01/2028	10,375,000	10,336,820
2.499%, 05/01/2029	3,000,000	2,980,740
5.932%, 05/01/2040	550,000	741,747
		35,947,868
Michigan - 1.31%
Chippewa Valley Schools
5.000%, 05/01/2039	3,800,000	4,691,670
5.000%, 05/01/2040	3,975,000	4,887,978
Detroit City School District
7.747%, 05/01/2039	8,010,000	11,985,043
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,202,149
2.710%, 11/01/2026	7,145,000	7,234,312
3.610%, 11/01/2032	3,000,000	3,220,950
University of Michigan
5.513%, 04/01/2030	4,000,000	4,931,240
Ypsilanti School District
2.620%, 05/01/2023	2,500,000	2,544,650
		41,697,992
Mississippi - 0.66%
Mississippi Development Bank
5.460%, 10/01/2036	5,690,000	6,919,723
State of Mississippi
3.851%, 11/01/2027	4,000,000	4,474,040
5.000%, 10/15/2037	7,925,000	9,739,032
		21,132,795
Missouri - 0.54%
Jackson County School District
6.000%, 03/01/2038	2,500,000	3,371,425
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (a)	8,000,000	8,621,520
St. Louis School District
5.950%, 04/01/2024	235,000	272,137
6.450%, 04/01/2028	3,800,000	4,923,166
		17,188,248
Nebraska - 0.50%
Central Plains Energy Project
5.000%, 09/01/2034	5,700,000	7,437,987
University of Nebraska Facilities Corp.
2.365%, 10/01/2029	8,520,000	8,488,817
		15,926,804
Nevada - 0.40%
City of North Las Vegas, NV
6.572%, 06/01/2040	5,000,000	6,686,550
Clark County School District
5.510%, 06/15/2024	5,495,000	5,996,364
		12,682,914
New Jersey - 1.06%
New Jersey Economic Development Authority
0.000%, 02/15/2025	18,806,000	16,360,280
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,355,000	1,371,206
New Jersey Institute of Technology
3.323%, 07/01/2024	2,270,000	2,325,615
New Jersey Transportation Trust Fund Authority
6.104%, 12/15/2028	11,305,000	11,722,267

Rutgers The State University of New Jersey
3.270%, 05/01/2043	2,000,000	2,036,680
		33,816,048
New York - 2.78%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,098,508
Fiscal Year 2005 Securitization Corp.
4.930%, 04/01/2020	100,000	101,023
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,516,320
New York City Transitional Finance Authority Future Tax Secured Revenue
3.150%, 11/01/2025	1,075,000	1,128,600
3.500%, 08/01/2027	12,000,000	12,966,960
3.590%, 08/01/2027	7,000,000	7,551,880
5.932%, 11/01/2036	3,215,000	3,328,168
New York City Water & Sewer System
6.124%, 06/15/2042	15,000,000	15,331,050
New York State Dormitory Authority
2.746%, 07/01/2030	19,730,000	19,806,750
2.826%, 07/01/2031	15,015,000	15,094,730
5.096%, 08/01/2034	3,125,000	3,684,937
New York State Urban Development Corp.
3.420%, 03/15/2028	3,580,000	3,837,187
		88,446,113
Ohio - 0.71%
County of Cuyahoga, OH
2.976%, 07/01/2026	3,000,000	3,122,850
JobsOhio Beverage System
4.532%, 01/01/2035	13,885,000	16,578,829
South-Western City School District
0.000%, 12/01/2028	2,735,000	2,151,980
Sycamore Community City School District
5.850%, 12/01/2028	590,000	740,574
		22,594,233
Oklahoma - 0.40%
Oklahoma County Metro Technology Centers School District No. 22
3.050%, 06/01/2028	9,000,000	9,441,090
Oklahoma Development Finance Authority
5.450%, 08/15/2028	3,015,000	3,433,994
		12,875,084
Oregon - 0.70%
Benton & Linn Counties Consolidated School District No. 509J & 509A
0.000%, 06/15/2038	2,000,000	2,402,660
Oregon School Boards Association
5.680%, 06/30/2028	15,000,000	17,884,650
Washington County School District No. 15
5.909%, 06/15/2026	1,695,000	2,052,035
		22,339,345
Pennsylvania - 0.89%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	741,225
4.450%, 05/15/2027	800,000	838,520
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,040,860
3.677%, 11/15/2025	1,000,000	1,064,890
City of York, PA
0.000%, 02/01/2023	770,000	720,843

Commonwealth Financing Authority
4.014%, 06/01/2033	2,030,000	2,301,533
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,162,310
5.201%, 06/15/2020	1,290,000	1,308,989
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,887,250
6.375%, 12/01/2038	3,850,000	5,029,255
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	6,447,000	6,105,180
Union County Hospital Authority
3.800%, 08/01/2023	1,100,000	1,129,469
4.400%, 08/01/2028	1,060,000	1,139,267
		28,469,591
Puerto Rico - 0.23%
Children's Trust Fund
5.375%, 05/15/2033	4,750,000	4,822,105
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2027	3,237,000	2,578,853
		7,400,958
South Carolina - 0.17%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,724,260
South Carolina Public Service Authority
2.388%, 12/01/2023	2,705,000	2,715,063
		5,439,323
Tennessee - 0.21%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2038	1,490,000	1,786,659
Memphis-Shelby County Industrial Development Board
4.700%, 07/01/2027	230,000	246,479
State of Tennessee
4.182%, 08/01/2031	4,000,000	4,584,240
		6,617,378
Texas - 3.33%
City of Austin, TX Electric Utility Revenue
2.987%, 11/15/2029	4,985,000	5,229,415
3.037%, 11/15/2030	1,000,000	1,041,750
City of Dallas, TX
0.000%, 02/15/2026	2,565,000	2,212,389
0.000%, 02/15/2031	10,000,000	7,349,500
0.000%, 02/15/2032	15,000,000	10,661,100
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	4,066,110
City of Houston, TX
5.508%, 03/01/2036	4,900,000	6,482,308
6.290%, 03/01/2032	1,770,000	2,177,277
6.290%, 03/01/2032	5,580,000	6,926,342
City of Houston, TX Airport System Revenue
6.880%, 01/01/2028	500,000	602,645
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,926,545
Colony Economic Development Corp.
7.250%, 10/01/2042	5,000,000	5,734,450
County of Galveston, TX
5.905%, 02/01/2029	5,005,000	5,821,916
El Paso Independent School District
1.550%, 08/15/2025	6,175,000	5,927,815

Midland County Fresh Water Supply District No. 1
2.690%, 09/15/2030	6,670,000	6,747,372
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020 (i)	220,000	134,922
North Texas Tollway Authority
0.000%, 01/01/2031	7,500,000	5,806,650
8.410%, 02/01/2030	5,090,000	6,836,124
Port Arthur Independent School District
5.000%, 02/15/2027	1,310,000	1,524,342
5.000%, 02/15/2028	1,740,000	2,047,284
Texas A&M University
3.531%, 05/15/2032	1,750,000	1,931,878
Texas Public Finance Authority
8.250%, 07/01/2024	9,695,000	9,778,571
Texas State University System
2.588%, 03/15/2029	3,000,000	3,010,470
		105,977,175
Utah - 0.03%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	1,027,290
Virginia - 0.37%
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	1,505,000	1,863,069
Virginia Public Building Authority
5.900%, 08/01/2030	7,675,000	9,785,088
		11,648,157
Washington - 0.16%
Washington State Housing Finance Commission
3.000%, 01/01/2025 (a)	5,000,000	5,001,450
West Virginia - 0.31%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	6,760,000	7,007,821
West Virginia University
0.000%, 04/01/2030	3,460,000	2,720,287
		9,728,108
Wisconsin - 0.70%
Public Finance Authority
3.930%, 12/15/2025	1,960,000	2,094,417
4.153%, 05/15/2031	3,635,000	4,001,154
5.000%, 05/15/2032 (a)	1,275,000	1,435,000
5.000%, 03/01/2041	4,850,000	5,649,813
7.625%, 12/01/2048 (a)	5,000,000	5,079,450
9.000%, 06/01/2029 (a)(i)	4,000,000	4,014,880
		22,274,714
TOTAL MUNICIPAL BONDS (Cost $826,800,390)		864,017,640

US GOVERNMENT NOTES/BONDS - 1.58%
United States Treasury Floating Rate Note
1.566% (3 Month US Treasury Money Market Yield + 0.000%), 01/31/2020	25,000,000	24,999,075
United States Treasury Note/Bond
2.500%, 12/31/2020	25,000,000	25,213,379
TOTAL US GOVERNMENT NOTES/BONDS (Cost $50,220,548)		50,212,454

CLOSED-END MUTUAL FUNDS - 0.23%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	378,200
Invesco High Income Trust II	143,246	2,046,985
Invesco Municipal Opportunity Trust	172,200	2,137,002
Nuveen Quality Municipal Income Fund	183,527	2,650,130
TOTAL CLOSED-END MUTUAL FUNDS (Cost $7,013,035)		7,212,317

SHORT-TERM INVESTMENTS - 4.04%
First American Government Obligations Fund - Class X, 1.559% (j)	128,845,478	128,845,478
TOTAL SHORT-TERM INVESTMENTS (Cost $128,845,478)		128,845,478

Total Investments (Cost $3,166,639,250) - 101.19%		3,223,254,137
Liabilities in Excess of Other Assets - (1.19)%		(37,892,292)
TOTAL NET ASSETS - 100.00%		$3,185,361,845

Percentages are stated as a percent of net assets.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2019.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2019. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Step-up bond; the rate shown represents the rate at November 30, 2019.
(g)	Inverse floating rate security whose interest rate moves in opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier slope.
(h)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(i)	Represents an illiquid security. The total market value of these securities were $10,409,039, representing 0.33% of net assets.
(j)	Seven day yield at November 30, 2019.